Employee Benefit Plans and Postretirement Benefits - Accumulated Benefit Obligations in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Accumulated benefit obligation	$ 2,108	$ 1,753
Fair value of plan assets	$ 1,240	$ 991